Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
		Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Oct. 02, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CALIFORNIA TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)
Account Value	[1]	$ 13,221	$ 12,856	$ 12,443	$ 12,574	$ 13,285	$ 12,733	$ 12,212	$ 11,630		$ 11,323	$ 11,418	$ 10,878	$ 10,000
TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		TAX-EXEMPT FUND (SHARES/NOTEX)
Account Value		$ 12,926	12,519	12,177	12,441	13,063	12,504	11,985	11,439		11,149	11,167	10,708	10,000
STOCK INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		STOCK INDEX FUND (SHARES/NOSIX)
Account Value	[1]	$ 36,965	33,489	25,797	27,986	24,227	15,508	16,695	15,263		13,404	11,450	11,259	10,000
U.S. GOVERNMENT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT FUND (SHARES/NOUGX)
Account Value		$ 11,400	10,886	10,708	10,900	11,413	11,596	10,669	10,329		10,393	10,527	10,323	10,000
FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name		FIXED INCOME FUND (SHARES/NOFIX)
Account Value		$ 12,452.00	11,797.00	11,542.00	12,181.00	12,635.00	11,962.00	11,380.00	10,945.00		10,792.00	10,627.00	10,573.00	10,000.00
INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY FUND (SHARES/NOIGX)
Account Value		$ 15,216	14,113	12,264	12,267	11,854	8,259	10,425	11,038		9,706	8,565	9,709	10,000
INCOME EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name		INCOME EQUITY FUND (SHARES/NOIEX)
Account Value		$ 31,128.00	27,945.00	22,084.00	23,692.00	20,368.00	13,276.00	15,148.00	14,070.00		12,554.00	11,116.00	10,940.00	10,000.00
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)
Account Value		$ 16,907.00	15,105.00	14,784.00	15,469.00	13,879.00	11,031.00	12,407.00	11,902.00		11,164.00	9,883.00	10,064.00	10,000.00
INTERMEDIATE TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)
Account Value		$ 12,439	12,092	11,814	11,851	12,390	11,912	11,485	10,995		10,803	10,856	10,486	10,000
SMALL CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP VALUE FUND (SHARES/NOSGX)
Account Value		$ 20,002	19,026	16,019	17,317	16,766	9,463	13,211	13,271		12,790	10,330	10,779	10,000
HIGH YIELD MUNICIPAL FUND
Account Value [Line Items]
Line Graph and Table Measure Name		HIGH YIELD MUNICIPAL FUND (SHARES/NHYMX)
Account Value		$ 13,595.00	12,945.00	12,270.00	13,268.00	13,858.00	12,398.00	12,485.00	11,952.00		11,485.00	11,498.00	10,970.00	10,000.00
MID CAP INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		MID CAP INDEX FUND (SHARES/NOMIX)
Account Value	[1]	$ 26,345	25,531	20,714	21,868	20,939	11,426	14,764	14,421		13,015	10,783	11,198	10,000
LARGE CAP CORE FUND
Account Value [Line Items]
Line Graph and Table Measure Name		LARGE CAP CORE FUND (SHARES/NOLCX)
Account Value		$ 33,241	30,219	22,987	24,715	21,092	13,554	15,276	14,487		12,671	11,057	11,081	10,000
EMERGING MARKETS EQUITY INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)
Account Value		$ 14,439	12,771	11,938	13,308	15,243	9,616	11,779	12,850		10,278	8,762	10,000	10,000
ACTIVE M INTERNATIONAL EQUITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name		ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)
Account Value		$ 17,583.00	16,518.00	14,117.00	14,039.00	14,187.00	8,888.00	10,773.00	11,388.00		9,548.00	8,819.00	9,773.00	10,000.00
BOND INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		BOND INDEX FUND (SHARES/NOBOX)
Account Value		$ 12,132.00	11,522.00	11,340.00	11,911.00	12,435.00	12,390.00	11,366.00	10,896.00		10,772.00	10,758.00	10,558.00	10,000.00
LIMITED TERM U.S. GOVERNMENT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)
Account Value		$ 11,179	10,731	10,508	10,573	11,066	11,095	10,430	10,179		10,235	10,314	10,174	10,000
LIMITED TERM TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)
Account Value		$ 11,522	11,226	11,030	10,860	11,205	10,828	10,608	10,272		10,264	10,274	10,131	10,000
GLOBAL SUSTAINABILITY INDEX FUND - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL SUSTAINABILITY INDEX FUND (CLASS K/NSRKX)
Account Value	[1]	$ 27,337	25,244	19,846	21,264	19,247	12,687	13,792	13,201		11,644	10,254	10,583	10,000
GLOBAL SUSTAINABILITY INDEX FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL SUSTAINABILITY INDEX FUND (CLASS I/NSRIX)
Account Value	[1]	$ 27,276	25,186	19,815	21,243	19,230	12,685	13,791	13,200		11,642	10,253	10,582	10,000
Active M Emerging Markets Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name		ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)
Account Value		$ 14,096	12,931	11,701	13,311	14,731	9,062	11,156	12,809		10,230	8,543	9,720	10,000
Multi-Manager Global Real Estate Fund
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)
Account Value		$ 15,987	14,469	13,463	16,753	14,565	10,903	13,438	11,862		11,414	11,112	11,276	10,000
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)
Account Value	[1]	$ 11,564.00	11,272.00	10,808.00	10,645.00	10,798.00	10,626.00	10,458.00	10,248.00		10,186.00	10,092.00	10,051.00	10,000.00
ULTRA-SHORT FIXED INCOME FUND - SIEBERT WILLIAMS SHANK SHARES
Account Value [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)
Account Value		$ 12,352	11,963	11,215	11,027	11,189	10,829	10,674	10,390		10,291	10,144	10,075	10,000
ULTRA-SHORT FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name		ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)
Account Value		$ 12,352	11,963	11,215	11,027	11,189	10,829	10,674	10,390		10,291	10,144	10,075	10,000
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)
Account Value		$ 12,451	12,077	11,801	11,848	12,499	11,983	11,622	11,093		10,909	11,005	10,579	10,000
ARIZONA TAX-EXEMPT FUND
Account Value [Line Items]
Line Graph and Table Measure Name		ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)
Account Value		$ 12,647.00	12,295.00	11,972.00	12,075.00	12,677.00	12,284.00	11,827.00	11,249.00		11,032.00	11,051.00	10,619.00	10,000.00
U.S. QUALITY ESG FUND - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS K/NUESX)
Account Value		$ 25,159	23,113	18,048	19,554	17,196	10,706	11,473	10,517	$ 10,000
U.S. QUALITY ESG FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. QUALITY ESG FUND (CLASS I/NUEIX)
Account Value		$ 25,062	23,049	18,006	19,528	17,188	10,706	11,473	10,517	10,000
SMALL CAP INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP INDEX FUND (SHARES/NSIDX)
Account Value	[1]	$ 21,603	20,450	17,101	19,363	20,574	10,583	13,977	13,707		12,273	9,733	10,802	10,000
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Account Value [Line Items]
Line Graph and Table Measure Name		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)
Account Value		$ 15,609	14,814	13,350	13,877	13,732	10,877	12,180	11,739		11,260	9,590	10,115	10,000
GLOBAL TACTICAL ASSET ALLOCATION FUND
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)
Account Value		$ 16,801	15,633	14,219	15,171	14,598	11,064	12,312	12,134		11,178	10,200	10,251	10,000
SHORT BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name		SHORT BOND FUND (SHARES/BSBAX)
Account Value	[1]	$ 11,884	11,427	11,010	10,993	11,318	10,845	10,623	10,313		10,265	10,120	10,079	10,000
CORE BOND FUND
Account Value [Line Items]
Line Graph and Table Measure Name		CORE BOND FUND (SHARES/NOCBX)
Account Value		$ 12,134	11,523	11,314	11,904	12,425	12,053	11,309	10,901		10,742	10,706	10,601	10,000
HIGH YIELD FIXED INCOME FUND
Account Value [Line Items]
Line Graph and Table Measure Name		HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)
Account Value		$ 15,553	14,608	13,120	13,684	13,769	10,720	11,910	11,385		10,908	9,649	10,093	10,000
SMALL CAP CORE FUND - CLASS K
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS K/NSCKX)
Account Value		$ 23,100	21,872	18,115	19,707	19,813	10,756	13,932	13,702		12,382	10,021	11,033	10,000
SMALL CAP CORE FUND - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name		SMALL CAP CORE FUND (CLASS I/NSGRX)
Account Value		$ 23,010	21,792	18,066	19,675	19,801	10,756	13,933	13,703		12,383	10,021	11,033	10,000
U.S. TREASURY INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. TREASURY INDEX FUND (SHARES/BTIAX)
Account Value	[1]	$ 11,429	10,907	10,918	11,453	11,887	12,498	11,031	10,604		10,577	10,753	10,517	10,000
U.S. GOVERNMENT SELECT MONEY MARKET FUND
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)
Account Value		$ 11,551.00	11,265.00	10,719.00	10,479.00	10,453.00	10,450.00	10,276.00	10,096.00		10,017.00	10,003.00	10,001.00	10,000.00
LARGE CAP VALUE FUND
Account Value [Line Items]
Line Graph and Table Measure Name		LARGE CAP VALUE FUND (SHARES/NOLVX)
Account Value		$ 24,364.00	23,211.00	19,176.00	20,223.00	17,896.00	11,115.00	13,921.00	13,193.00		12,395.00	10,391.00	11,039.00	10,000.00
INTERNATIONAL EQUITY INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)
Account Value		$ 17,003	15,916	13,804	13,819	13,801	9,569	11,176	11,646		10,122	9,032	9,871	10,000
GLOBAL REAL ESTATE INDEX FUND
Account Value [Line Items]
Line Graph and Table Measure Name		GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)
Account Value	[1]	$ 15,694	13,825	12,714	16,040	14,342	10,764	13,819	12,500		11,672	11,353	11,382	10,000
U.S. GOVERNMENT MONEY MARKET FUND
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)
Account Value		$ 11,513	11,229	10,687	10,451	10,450	10,447	10,273	10,092		10,014	10,002	10,001	10,000
BLOOMBERG U.S. MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL BOND INDEX
Account Value	[1]	$ 13,350.00	13,000.00	12,606.00	12,573.00	13,161.00	12,474.00	12,012.00	11,398.00		11,103.00	11,086.00	10,662.00	10,000.00
BLOOMBERG U.S. MUNICIPAL INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. MUNICIPAL INDEX
Account Value		$ 13,350	13,000	12,606	12,573	13,161	12,474	12,012	11,398		11,103	11,086	10,662	10,000
MSCI WORLD EX USA INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Account Value		$ 17,131	15,994	13,873	14,264	13,843	9,490	11,151	11,512		10,106	9,029	9,861	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® INDEX
Account Value		$ 37,352.00	33,826.00	26,044.00	28,225.00	24,407.00	15,610.00	16,781.00	15,326.00		13,445.00	11,474.00	11,273.00	10,000.00
RUSSELL 3000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 3000® INDEX
Account Value		$ 35,064	31,980	24,734	27,056	24,173	14,873	16,367	15,048		13,221	11,198	11,237	10,000
MSCI EM (EMERGING MARKETS) INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EM (EMERGING MARKETS) INDEX
Account Value		$ 15,263	13,370	12,362	13,844	15,619	9,861	11,980	12,939		10,357	8,836	10,044	10,000
MSCI WORLD EX USA IMI INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA IMI INDEX
Account Value		$ 17,093.00	15,925.00	13,901.00	14,458.00	14,131.00	9,518.00	11,261.00	11,727.00		10,202.00	9,119.00	9,817.00	10,000.00
BLOOMBERG U.S. AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. AGGREGATE BOND INDEX
Account Value	[1]	$ 12,270	11,657	11,462	12,038	12,559	12,471	11,448	10,957		10,827	10,779	10,572	10,000
MSCI WORLD INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX
Account Value	[1]	$ 26,791	24,542	19,616	21,098	19,159	12,438	13,880	13,345		11,748	10,237	10,603	10,000
BLOOMBERG GLOBAL AGGREGATE BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG GLOBAL AGGREGATE BOND INDEX
Account Value		$ 10,508	9,931	9,883	10,750	11,485	10,973	10,531	10,571		9,882	10,074	9,634	10,000
RUSSELL 1000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® INDEX
Account Value		$ 25,195	22,932	17,658	19,276	17,017	10,597	11,522	10,541	$ 10,000
BLOOMBERG UNIVERSAL INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG UNIVERSAL INDEX
Account Value		$ 12,641	11,993	11,681	12,246	12,787	12,420	11,591	11,089		10,923	10,717	10,532	10,000
MSCI ACWI INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI INDEX
Account Value		$ 26,791	24,542	19,616	21,098	19,159	12,438	13,880	13,345		11,748	10,237	10,603	10,000
MSCI EAFE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE INDEX
Account Value		$ 17,065	15,977	13,855	14,049	13,887	9,606	11,219	11,652		10,150	9,089	9,908	10,000
MSCI WORLD INDEX NET [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD INDEX
Account Value	[1]	$ 26,791	24,542	19,616	21,098	19,159	12,438	13,880	13,345		11,748	10,237	10,603	10,000
BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA MUNICIPAL BOND INDEX
Account Value	[1]	$ 13,356	13,022	12,625	12,537	13,155	12,534	12,028	11,446		11,125	11,144	10,713	10,000
BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG INTERMEDIATE U.S. GOVERNMENT BOND INDEX
Account Value		$ 11,716	11,206	11,024	11,194	11,680	11,823	10,854	10,458		10,473	10,543	10,315	10,000
S&P GLOBAL INFRASTRUCTURE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P GLOBAL INFRASTRUCTURE INDEX
Account Value		$ 17,551.00	15,152.00	14,694.00	15,347.00	13,245.00	9,740.00	12,473.00	11,528.00		11,064.00	9,995.00	10,393.00	10,000.00
BLOOMBERG MUNICIPAL 1 To 15 YEAR INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG MUNICIPAL 1-15 YEAR INDEX
Account Value		$ 12,866	12,582	12,260	12,067	12,596	12,006	11,622	11,059		10,862	10,852	10,489	10,000
RUSSELL 2000 VALUE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® VALUE INDEX
Account Value		$ 20,631	19,438	16,369	18,805	18,201	9,236	13,128	13,105		12,466	9,636	10,443	10,000
BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG MUNICIPAL BOND 60% HIGH YIELD/40% INVESTMENT GRADE INDEX
Account Value		$ 15,205.00	14,537.00	13,717.00	14,083.00	14,460.00	13,010.00	12,862.00	12,017.00		11,481.00	11,185.00	10,787.00	10,000.00
S&P MIDCAP 400® INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MIDCAP 400® INDEX
Account Value	[1]	$ 26,750	25,905	21,005	22,139	21,168	11,538	14,890	14,514		13,079	10,816	11,220	10,000
BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR U.S. GOVERNMENT INDEX
Account Value		$ 11,622	11,153	10,887	10,926	11,375	11,377	10,648	10,321		10,331	10,344	10,182	10,000
BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-5 YEAR BLEND MUNICIPAL BOND INDEX
Account Value		$ 13,350	11,450	11,224	11,049	11,428	11,022	10,808	10,462		10,406	10,352	10,172	10,000
MSCI WORLD ESG LEADERS INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD ESG LEADERS INDEX
Account Value	[1]	$ 27,002	24,941	19,617	21,132	19,077	12,588	13,704	13,118		11,596	10,250	10,572	10,000
FTSE EPRA NAREIT DEVELOPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA NAREIT DEVELOPED INDEX
Account Value		$ 15,293	13,505	12,573	15,996	13,973	10,378	13,648	12,050		11,673	11,565	11,518	10,000
ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX
Account Value	[1]	$ 11,327.00	11,099.00	10,794.00	10,611.00	10,650.00	10,527.00	10,386.00	10,199.00		10,129.00	10,062.00	10,026.00	10,000.00
ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX
Account Value	[1]	$ 11,432.00	11,140.00	10,897.00	10,747.00	10,987.00	10,723.00	10,542.00	10,285.00		10,238.00	10,173.00	10,071.00	10,000.00
Seventy Five% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		75% ICE BofA 6-12 MONTH MUNICIPAL SECURITIES INDEX AND 25% ICE BofA 1-3 YEAR US MUNICIPAL SECURITIES INDEX
Account Value	[1]	$ 11,356.00	11,112.00	10,821.00	10,646.00	10,735.00	10,577.00	10,426.00	10,221.00		10,157.00	10,091.00	10,039.00	10,000.00
ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 1-YEAR U.S. TREASURY NOTE INDEX
Account Value		$ 11,685	11,327	10,860	10,750	10,852	10,833	10,433	10,185		10,118	10,062	10,021	10,000
BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG CALIFORNIA INTERMEDIATE MUNICIPAL BOND INDEX
Account Value		$ 12,651	12,382	12,135	11,853	12,495	11,964	11,599	11,004		10,846	10,890	10,502	10,000
BLOOMBERG ARIZONA MUNICIPAL BOND INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG ARIZONA MUNICIPAL BOND INDEX
Account Value		$ 13,350	12,764	12,400	12,434	13,014	12,316	11,940	11,361		11,115	11,090	10,666	10,000
ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. HIGH YIELD CONSTRAINED INDEX
Account Value		$ 16,305	15,321	13,795	14,307	14,349	11,645	12,584	11,880		11,456	9,802	10,206	10,000
BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLENDED INDEX (60% MSCI ALL COUNTRY WORLD INDEX AND 40% BLOOMBERG U.S. AGGREGATE BOND INDEX)
Account Value		$ 19,317	17,902	15,666	16,691	16,253	12,431	12,833	12,388		11,334	10,504	10,563	10,000
BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG 1-3 YEAR U.S. GOVERNMENT/CREDIT INDEX
Account Value	[1]	$ 12,270	11,367	10,984	10,955	11,283	11,108	10,627	10,315		10,291	10,218	10,112	10,000
BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX
Account Value		$ 16,434	15,440	13,891	14,373	14,469	11,702	12,574	11,870		11,438	9,827	10,200	10,000
RUSSELL 2000 INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 2000® INDEX
Account Value		$ 21,942	20,761	17,343	19,620	20,825	10,688	14,061	13,779		12,325	9,765	10,821	10,000
BLOOMBERG U.S. TREASURY INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BLOOMBERG U.S. TREASURY INDEX
Account Value	[1]	$ 11,620	11,084	11,078	11,601	12,043	12,601	11,129	10,679		10,633	10,788	10,536	10,000
RUSSEL 1000 VALUE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		RUSSELL 1000® VALUE INDEX
Account Value		$ 25,369.00	23,696.00	19,703.00	20,941.00	18,753.00	12,014.00	14,504.00	13,726.00		12,834.00	10,765.00	10,933.00	10,000.00
MSCI ACWI IMI CORE REAL ESTATE INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI IMI CORE REAL ESTATE INDEX
Account Value	[1]	$ 15,584	$ 13,726	$ 12,653	$ 16,148	$ 14,414	$ 10,871	$ 13,997	$ 12,682		$ 11,871	$ 11,601	$ 11,510	$ 10,000

[1]	Index returns may not be visible due to high correlation with the Fund’s returns.